Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total plant and equipment	$ 1,231,006	$ 2,522,114
Less accumulated depreciation	(716,533)	(1,096,454)
Plant and equipment, net	514,473	1,425,660
Depreciation expense	219,483	367,615	$ 309,387
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total plant and equipment	365,549	707,599
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Total plant and equipment	629,885	756,975
Furniture [Member]
Property, Plant and Equipment [Line Items]
Total plant and equipment	26,970	316,052
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total plant and equipment	126,298	279,899
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total plant and equipment	$ 82,304	220,408
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total plant and equipment		$ 241,182